Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05069379

CERTN/YS

1-32645

NYSE

October 21, 2005

RECD S.E.C.
OCT 21 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NUVEEN EQUITY PREMIUM AND GROWTH FUND, Share of beneficial interest $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 21, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
OCT 25 2005
THOMSON FINANCIAL

Paras Madho

338561